Leases - Schedule of Maturites of Operating Lease Liability (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturites of Operating Lease Liability [Line Items]
2025 (remaining months)	$ 555
2026	495	$ 2,854
Total future lease payments	1,050	5,570
Less: Imputed interest	(40)	(706)
Present value of future lease payments	$ 1,010	$ 4,864